Acquisitions (Allocation Of Purchase Price To Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011 Y
BakBone Software Incorporated [Member]
Business Acquisition [Line Items]
Current assets	$ 12,479
Goodwill	18,690
Deferred income tax assets (liabilities) - non-current	9,872
Other non-current assets	2,419
Current liabilities	(6,328)
Deferred revenue - current	(9,383)
Deferred revenue - non-current	(9,491)
Other long-term liabilities	(278)
Total purchase price	55,980
BakBone Software Incorporated [Member] | Acquired Technologies [Member]
Business Acquisition [Line Items]
Amortizable intangible assets	24,500
Useful life of amortizable intangible assets (years)	5.2
BakBone Software Incorporated [Member] | IPR&D [Member]
Business Acquisition [Line Items]
Amortizable intangible assets	400
BakBone Software Incorporated [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Amortizable intangible assets	11,300
Useful life of amortizable intangible assets (years)	4.0
BakBone Software Incorporated [Member] | Trademarks And Trade Names [Member]
Business Acquisition [Line Items]
Amortizable intangible assets	1,800
Useful life of amortizable intangible assets (years)	10.0
Smarsh, Inc. [Member]
Business Acquisition [Line Items]
Current assets	6,974
Goodwill	48,281
Deferred income tax assets (liabilities) - non-current	(18,040)
Other non-current assets	4,958
Current liabilities	(2,017)
Other long-term liabilities	(36)
Redeemable noncontrolling interest	(13,836)
Noncontrolling interest	(13,022)
Total purchase price	55,562
Smarsh, Inc. [Member] | Acquired Technologies [Member]
Business Acquisition [Line Items]
Amortizable intangible assets	12,000
Useful life of amortizable intangible assets (years)	5
Smarsh, Inc. [Member] | IPR&D [Member]
Business Acquisition [Line Items]
Amortizable intangible assets	1,900
Smarsh, Inc. [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Amortizable intangible assets	26,000
Useful life of amortizable intangible assets (years)	15
Smarsh, Inc. [Member] | Trademarks And Trade Names [Member]
Business Acquisition [Line Items]
Amortizable intangible assets	2,400
Useful life of amortizable intangible assets (years)	10
Volcker Informatik AG [Member]
Business Acquisition [Line Items]
Current assets	2,823
Goodwill	13,930
Deferred income tax assets (liabilities) - non-current	(2,645)
Other non-current assets	490
Current liabilities	(1,246)
Total purchase price	22,169
Volcker Informatik AG [Member] | Acquired Technologies [Member]
Business Acquisition [Line Items]
Amortizable intangible assets	5,416
Useful life of amortizable intangible assets (years)	4.5
Volcker Informatik AG [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Amortizable intangible assets	3,401
Useful life of amortizable intangible assets (years)	4.5
Surgient, Inc. [Member]
Business Acquisition [Line Items]
Current assets	789
Goodwill	26,011
Deferred income tax assets (liabilities) - non-current	9,178
Other non-current assets	1,271
Deferred revenue - current	(2,943)
Other current liabilities	(1,124)
Deferred revenue - non-current	(572)
Total purchase price	35,000
Surgient, Inc. [Member] | Acquired Technologies [Member]
Business Acquisition [Line Items]
Amortizable intangible assets	1,030
Useful life of amortizable intangible assets (years)	3.5
Surgient, Inc. [Member] | IPR&D [Member]
Business Acquisition [Line Items]
Amortizable intangible assets	120
Surgient, Inc. [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Amortizable intangible assets	1,240
Useful life of amortizable intangible assets (years)	3.5
PacketTrap Networks, Inc. [Member]
Business Acquisition [Line Items]
Current assets	51
Goodwill	9,985
Other non-current assets	875
Current liabilities	(61)
Total purchase price	15,000
PacketTrap Networks, Inc. [Member] | Acquired Technologies [Member]
Business Acquisition [Line Items]
Amortizable intangible assets	1,500
Useful life of amortizable intangible assets (years)	3.0
PacketTrap Networks, Inc. [Member] | IPR&D [Member]
Business Acquisition [Line Items]
Amortizable intangible assets	1,100
PacketTrap Networks, Inc. [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Amortizable intangible assets	100
PacketTrap Networks, Inc. [Member] | Trademarks And Trade Names [Member]
Business Acquisition [Line Items]
Amortizable intangible assets	800
PacketTrap Networks, Inc. [Member] | Non-Compete Agreements [Member]
Business Acquisition [Line Items]
Amortizable intangible assets	$ 650
Useful life of amortizable intangible assets (years)	3.0